Foxo Life Insurance Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Foxo Life Insurance Company (Details) [Line Items]
Purchase consideration	$ 1,155
Fair value	63
Cash	201,300	$ 507
Statutory capital	$ 5,000
Reinsure policies percentage	100.00%
Reinsured business percentage	100.00%
Policy reserves	$ 19,463
Amount earned	108
Claims incurred	523
Statutory capital and surplus	$ 5,000
Risk-based capital percentage	301.00%
Additional statutory capital and surplus	$ 4,900
Reinsured by the seller	100.00%
Statutory net loss	$ 29
Authorized	65
Reserve	14,746
Previously Reported [Member]
Foxo Life Insurance Company (Details) [Line Items]
Cash	1,092
FOXO Life Insurance Company [Member]
Foxo Life Insurance Company (Details) [Line Items]
Cash	100
Acquisition [Member]
Foxo Life Insurance Company (Details) [Line Items]
Statutory capital	$ 1,092